Other Liabilities (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Accrued expenses	¥ 459,384	¥ 456,621
Deferred income	50,228	31,591
Other	89,937	63,967
Total	599,549	552,179
Non-current	56,898	52,793
Current	542,651	499,386
Accrued labor cost	184,805	193,981
Government grants received	¥ 10,194	¥ 15,810